Reserves for Losses and Adjustment Expenses - Reconciliation of Reinsurance Recoverables on Unpaid Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance	$ 4,172.0
Reinsurance recoverable for unpaid claims under retroactive reinsurance, beginning balance, Ending Balance	4,281.9	$ 4,172.0
Provision for losses and LAE for claims incurred	$ (107.6)	$ 35.6	$ 60.8